SHORT-TERM ACCRUALS	12 Months Ended
Dec. 31, 2023
SHORT-TERM ACCRUALS
SHORT-TERM ACCRUALS

15.SHORT-TERM ACCRUALS

	As of December 31,
	2022	2023	2023
		(Restated)	(Restated)
	VND million	VND million	USD
Accruals for the purchase of raw material, machines and equipment, information technology systems and development costs	7,885,194	8,186,016	342,999,078
Accrued construction costs for factories and infrastructure	1,561,480	917,592	38,447,666
Accrued selling expenses	827,978	605,098	25,353,976
Accrued loan and bonds interests	500,259	668,000	27,989,609
Others	281,755	760,722	31,874,717
TOTAL	11,056,666	11,137,428	466,665,047